Equity Transactions - Schedule of Warrant Activity (Details) - $ / shares	3 Months Ended	12 Months Ended
	Jun. 30, 2015	Mar. 31, 2015	Mar. 31, 2014
Accounting Policies [Abstract]
Beginning Balance, Issued Warrants	3,066,668	583,334	583,334
Beginning Balance, Average Exercise Price	$ 0.29	$ 0.50	$ .50
Issued, Warrants	90,000,000	2,483,334
Issued, Average Exercise Price	$ 0.0002	$ 0.24
Exercised, Warrants
Exercised, Average Exercise Price
Expired Warrants
Expired Average Exercise Price
Ending Balance, Issued Warrants	93,066,668	3,066,668	583,334
Ending Balance, Average Exercise Price	$ 0.0097	$ 0.29	$ 0.50